Related Party Transactions (Details) - Officers And Directors [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Salaries
Short-term employee benefits	552	476	1,108	962
Stock-based compensation	1,289,679	913,964	1,967,113	1,920,769
Total	$ 1,290,231	$ 914,440	$ 1,968,221	$ 1,921,731